Impairment Charges / (Reversals) - Summary of Impairment Reversals on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (19)	€ (42)	€ (28)
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	0	(8)	0
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(18)	(30)	(26)
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(1)	0	0
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ 0	€ (4)	€ (1)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.